EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
EARNINGS PER SHARE
19.	EARNINGS PER SHARE
Basic and diluted net income (loss) per share are computed using the two-class
method as required when there are participating securities. The Company’s redeemable convertible preferred stock are participating securities as the holders of the redeemable convertible preferred stock are entitled to participate with in dividends with common stock. In periods of net income, net income is attributed to common stockholders and participating securities based on their participating rights. Net losses are not allocated to the participating securities as the participating securities do not have a contractual obligation to share in any losses. The following table presents the Company’s basic and diluted net income (loss) per share:

	Twelve Months Ended December 31,
(In thousands, except share and per share amounts)	2022	2021
Numerator: Basic EPS
Net (loss) income	$(52,726)	$(65)
Less: Undistributed earnings attributable to participating securities	—	—

Net (loss) income attributable to common stockholders-basic	$(52,726)	$(65)

Denominator: Basic EPS
Weighted average shares of common stock outstanding-basic	49,041,640	39,621,946
Net (loss) income per share attributable to common stock-basic	$(1.08)	$(0.00)

	Twelve Months Ended December 31,
(In thousands, except share and per share amounts)	2022	2021
Numerator: Diluted EPS
Net income (loss) attributable to common stockholders-diluted	$(52,726)	$(65)
Denominator: Diluted EPS
Adjusted weighted average shares of common stock outstanding-basic	49,041,640	39,621,946
Dilutive potential shares of common stock:
Options to purchase shares of common stock	—	728,284
Warrants to purchase shares of common stock	—	546,049

Weighted average shares of common stock outstanding-diluted	49,041,640	40,896,279

Net income (loss) per share attributable to common stock-diluted	$(1.08)	$(0.00)

The Company’s potentially dilutive securities below, have been excluded from the computation of diluted net loss per share as they would be anti-dilutive.
Weighted-average number of potentially anti-dilutive shares excluded from calculation of dilutive earnings per share

	Twelve Months Ended December 31,
	2022	2021
Series A convertible, redeemable preferred shares	5,780,137	8,864,495
Series B convertible, redeemable preferred shares	4,130,213	6,334,150
Stock-based compensation awards	2,419,681	—
Legacy Nogin Warrants	572,779	—
PIPE Warrants	485,877	—
SWAG Warrants	7,441,396	—
Shares Underlying Convertible Notes	1,981,776	—